       Prudential Core Investment Fund      Taxable Money Market Series
             Portfolio of Investments as of January 31, 2003

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
Bank Note  3.0%
              American Express Centurion Bank
$    13,000   1.35%, 2/26/03(b)                                     $   13,000,000
              Bank One N.A.
    100,000   1.43%, 2/17/03(b)                                        100,049,070
              National City Bank
    100,000   1.42%, 2/17/03(b)                                        100,042,953
                                                                    --------------
                                                                       213,092,023
-------------------------------------------------------------------------------------
Certificates of Deposit - Canadian  6.2%
              Bank of Nova Scotia
     50,000   1.35%, 3/3/03                                             50,000,000
     25,000   1.74%, 10/8/03                                            24,965,800
              Canadian Imperial Bank of Commerce
     48,000   1.33%, 2/13/03                                            48,000,000
     50,000   1.31%, 3/3/03                                             50,000,000
     75,000   1.34%, 3/12/03                                            75,000,000
              Toronto Dominion
     40,000   1.34%, 2/20/03(b)                                         40,000,000
    100,000   1.34%, 4/24/03                                           100,000,000
     50,000   1.60%, 11/25/03                                           50,000,000
                                                                    --------------
                                                                       437,965,800
-------------------------------------------------------------------------------------
Certificates of Deposit - Domestic  3.8%
              National City Bank
     35,500   1.48%, 2/3/03(b)                                          35,507,106
              State Street Bank & Trust Co.
     80,000   1.34%, 2/4/03                                             80,000,066
              Wells Fargo Bank N.A.
    150,000   1.27%, 2/28/03                                           150,000,000
                                                                    --------------
                                                                       265,507,172
-------------------------------------------------------------------------------------
Certificates of Deposit - Eurodollar  1.0%
              Depfa Bank PLC
     70,000   1.36%, 3/12/03                                            70,000,000
-------------------------------------------------------------------------------------
Certificates of Deposit - Yankee  28.4%
              Abbey National Treasury
    120,000   1.33%, 2/20/03                                           120,000,000
    100,000   1.45%, 11/10/03                                           99,992,281

    See Notes to Financial Statements                                      5

       Prudential Core Investment Fund      Taxable Money Market Series
             Portfolio of Investments as of January 31, 2003 Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
              Banco Bilbao Vizcaya
$   100,000   1.35%, 12/16/03(b)                                    $  100,000,000
              Bayerische Landesbank Girozentrale
     60,000   3.58%, 9/25/03                                            60,775,602
              Credit Agricole Indosuez
    175,000   1.35%, 2/14/03                                           175,000,000
              Deutsche Bank AG
    100,000   1.35%, 5/8/03                                            100,000,000
              Dexia Bank
    100,000   1.33%, 2/14/03                                           100,000,000
     50,000   1.345%, 2/18/03                                           50,000,118
              HBOS Treasury Services PLC
    115,000   1.40%, 6/5/03                                            115,000,000
              KBC Bank NV
    150,000   1.34%, 2/5/03                                            150,000,000
              Natexis Banque
     75,000   1.31%, 3/10/03                                            75,000,000
              Nordea Bank Finland PLC
    100,000   1.36%, 2/3/03                                            100,000,000
     50,000   1.34%, 2/24/03                                            50,000,000
              Royal Bank Scotland PLC
    140,000   1.31%, 2/5/03                                            140,000,000
    150,000   1.33%, 2/5/03                                            150,000,000
              San Paulo Imi SpA
    100,000   1.32%, 2/3/03                                             99,992,667
              Societe Generale
     92,949   1.27%, 3/4/03                                             92,949,000
    100,000   1.30%, 3/10/03                                           100,000,000
              Svenska Handelsbanken AB
     50,000   1.32%, 2/13/03                                            50,000,206
              Swedbank AB
     25,000   1.72%, 3/25/03                                            25,014,882
              Unicredito Italiano SpA
     47,000   1.30%, 2/18/03                                            47,000,000
                                                                    --------------
                                                                     2,000,724,756

    6                                      See Notes to Financial Statements

       Prudential Core Investment Fund      Taxable Money Market Series
             Portfolio of Investments as of January 31, 2003 Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
Commercial Paper  31.7%
              Alianz Finance Corp.
$    43,000   1.33%, 2/7/03                                             42,990,468
     40,000   1.39%, 5/20/03                                            39,833,200
              Amsterdam Funding Corp.
     80,000   1.31%, 2/13/03                                            79,965,067
    100,000   1.27%, 2/24/03                                            99,918,861
     50,000   1.35%, 2/27/03                                            49,951,250
              Barton Capital Corp.
     15,038   1.29%, 2/20/03                                            15,027,762
              BASF AG
     61,000   1.27%, 3/24/03                                            60,890,251
              Blue Ridge Asset Funding Corp.
     30,000   1.29%, 2/14/03                                            29,986,025
              Bradford & Bingley PLC
     50,000   1.31%, 2/7/03                                             49,989,083
              Canadian Imperial Holding, Inc.
     45,000   1.34%, 3/17/03                                            44,926,300
              Citicorp
     90,000   1.36%, 2/18/03                                            89,942,200
     25,000   1.36%, 2/19/03                                            24,983,000
              Edison Asset Securitization LLC
     55,000   1.35%, 2/24/03                                            54,952,563
              Enterprise Funding Corp.
     24,400   1.35%, 2/12/03                                            24,389,935
              Falcon Asset Securitization Corp.
     75,000   1.29%, 2/14/03                                            74,965,063
              Forrestal Funding Master Trust
     62,203   1.27%, 2/24/03                                            62,152,529
              General Electric Capital International Funding,
               Inc.
    100,000   1.36%, 3/17/03                                            99,833,778
              Independence Funding LLC
     76,000   1.35%, 2/14/03                                            75,962,950
              ING America Insurance Holdings, Inc.
     40,891   1.36%, 2/19/03                                            40,863,194
              JP Morgan Chase & Co.
    125,000   1.35%, 2/24/03                                           124,892,187
    100,000   1.79%, 4/15/03                                            99,637,028

    See Notes to Financial Statements                                      7

       Prudential Core Investment Fund      Taxable Money Market Series
             Portfolio of Investments as of January 31, 2003 Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
              KBC Finance
$   120,000   1.34%, 3/11/03                                        $  119,830,267
              Market Street Funding Corp.
     66,852   1.30%, 2/19/03                                            66,808,546
              Morgan Stanley
     75,000   1.36%, 2/24/03                                            74,934,833
    148,000   1.35%, 2/25/03                                           147,866,800
              New Center Asset Trust
     40,000   1.27%, 3/26/03                                            39,925,211
     50,000   1.35%, 3/26/03                                            49,900,625
              New York Life Capital Corp.
    107,603   1.34%, 2/6/03                                            107,582,974
     22,000   1.34%, 2/18/03                                            21,986,079
     37,710   1.34%, 3/10/03                                            37,658,065
              Nyala Funding LLC
     38,000   1.37%, 3/17/03                                            37,936,371
              Preferred Receivables Funding Corp.
     39,035   1.36%, 2/7/03                                             39,026,152
              Prudential PLC
     75,000   1.35%, 2/21/03                                            74,943,750
     26,000   1.36%, 2/26/03                                            25,975,445
              Sheffield Receivables Corp.
     34,900   1.29%, 2/18/03                                            34,878,740
     39,325   1.27%, 2/27/03                                            39,288,930
              Windmill Funding Corp.
     33,251   1.27%, 3/4/03                                             33,214,636
                                                                    --------------
                                                                     2,237,810,118
-------------------------------------------------------------------------------------
Commercial Paper - Yankee  8.9%
              Credit Agricole Indosuez
     62,000   1.265%, 3/7/03                                            61,925,927
              Fortis Funding LLC
     15,000   1.35%, 5/7/03                                             14,946,562
              Nordeutsche Landesbank Luxembourg
     50,000   1.34%, 2/14/03                                            49,975,806
     50,000   1.34%, 3/4/03                                             49,942,306
     58,135   1.30%, 3/12/03                                            58,053,126

    8                                      See Notes to Financial Statements

       Prudential Core Investment Fund      Taxable Money Market Series
             Portfolio of Investments as of January 31, 2003 Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
              Santander Finance
$    57,000   1.34%, 2/6/03                                         $   56,989,392
     34,000   1.35%, 2/27/03                                            33,966,850
     57,146   1.35%, 3/6/03                                             57,075,282
     77,000   1.35%, 3/12/03                                            76,887,387
     65,000   1.35%, 4/10/03                                            64,834,250
              Societe Generale North America, Inc.
    100,000   1.34%, 2/21/03                                            99,925,556
                                                                    --------------
                                                                       624,522,444
-------------------------------------------------------------------------------------
Loan Participation  0.7%
              Cargill, Inc.
     50,000   1.34%, 2/7/03                                             50,000,000
-------------------------------------------------------------------------------------
Other Corporate Obligations  11.5%
              Allstate Insurance Co.
     18,000   1.88%, 2/3/03(c)
               (cost of $18,000,000, date purchased 5/1/01)             18,000,000
              Fleet Boston Corp. M.T.N.
     27,500   1.61%, 3/27/03(b)                                         27,509,788
              General Electric Capital Assurance Co.
     50,000   1.44%, 2/24/03(c)
               (cost of $50,000,000, date purchased 7/22/02)            50,000,000
              General Electric Capital Corp. M.T.N.
    107,000   1.41%, 2/10/03(b)                                        107,000,000
     24,000   1.40%, 2/18/03(b)                                         24,000,000
     10,000   1.36%, 2/24/03(b)                                          9,999,975
              Jackson National Life, Inc.
     35,000   1.46%, 4/22/03(c)
               (cost of $35,000,000, date purchased 4/22/02)            35,000,000
              JP Morgan Chase & Co. M.T.N.
     45,000   1.77%, 2/5/03(b)                                          45,056,720
              Merrill Lynch & Co. M.T.N.
    184,000   1.43%, 2/11/03(b)                                        184,000,000
              Metropolitan Life Insurance Co.
     50,000   1.49%, 4/3/03(c)
               (cost of $50,000,000, date purchased 10/3/02)            50,000,000

    See Notes to Financial Statements                                      9

       Prudential Core Investment Fund      Taxable Money Market Series
             Portfolio of Investments as of January 31, 2003 Cont'd.

Principal
Amount
(000)         Description                                           Value (Note 1)
----------------------------------------------------------------------------------------
              Morgan Stanley
$    31,500   1.86%, 2/5/03(b)                                      $   31,518,656
              Morgan Stanley M.T.N.
    100,000   1.47%, 2/15/04(b)                                        100,000,000
              Nyala Funding LLC
     67,560   1.42%, 2/18/03                                            67,514,697
              Pacific Life Insurance Co.
     18,000   1.50%, 9/11/03(c)
               (cost of $18,000,000, date purchased 9/9/02)             18,000,000
              Travelers Insurance Co.
     25,000   1.52%, 2/25/03(c)
               (cost of $25,000,000, date purchased 2/19/02)            25,000,000
              United Omaha Life Insurance Co.
     20,000   1.59%, 3/5/03(c)
               (cost of $20,000,000, date purchased 12/5/02)            20,000,000
                                                                    --------------
                                                                       812,599,836
-------------------------------------------------------------------------------------
U.S. Government Agencies  4.8%
              Federal Home Loan Mortgage Corp.
     80,000   1.75%, 12/5/03                                            80,000,000
              Federal National Mortgage Association
    150,000   1.75%, 12/8/03                                           150,000,000
    110,000   1.50%, 3/2/04                                            110,000,000
                                                                    --------------
                                                                       340,000,000
-------------------------------------------------------------------------------------
Repurchase Agreement(d)  1.5%
              JP Morgan Chase & Co.
    105,468   1.40% dated 1/31/03 due 02/03/03, in the amount of
               $105,480,305, value of collateral including
               accrued interest $107,579,815                           105,468,000
                                                                    --------------
              Total Investments  101.5%
               (amortized cost $7,157,690,149(a))                    7,157,690,149
              Liabilities in excess of other assets  (1.5%)           (103,766,917)
                                                                    --------------
              Net Assets  100%                                      $7,053,923,232
                                                                    --------------
                                                                    --------------

    10                                     See Notes to Financial Statements

       Prudential Core Investment Fund      Taxable Money Market Series
             Portfolio of Investments as of January 31, 2003 Cont'd.

(a) The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.
(b) Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(c) Private placement restricted as to resale and does not have a readily available market; the aggregate cost of such securities is $216,000,000. The aggregate value of $216,000,000 is 3.1% of net assets.
(d) Repurchase agreements are collateralized by U.S Treasury or Federal agency obligations.
LLC--Limited Liability Company.
M.T.N.--Medium Term Note.
N.A.--National Association (National Bank).

    See Notes to Financial Statements                                     11

       Prudential Core Investment Fund      Taxable Money Market Series
             Statement of Assets and Liabilities

                                                                  January 31, 2003
----------------------------------------------------------------------------------------
ASSETS
Investments, at amortized cost which approximates market
value                                                              $7,157,690,149
Cash                                                                          687
Interest receivable                                                     8,643,289
Prepaid expenses                                                           63,427
                                                                  ----------------
      Total assets                                                  7,166,397,552
                                                                  ----------------
LIABILITIES
Payable for investments purchased                                     110,000,000
Dividend payable                                                        2,204,460
Management fee payable                                                    142,441
Accrued expenses                                                          114,955
Deferred trustees' fee                                                     12,464
                                                                  ----------------
      Total liabilities                                               112,474,320
                                                                  ----------------
NET ASSETS                                                         $7,053,923,232
                                                                  ----------------
                                                                  ----------------
Net assets were comprised of:
   Common stock, at par                                            $    7,053,944
   Paid-in capital in excess of par                                 7,046,869,288
                                                                  ----------------
Net assets at January 31, 2003                                     $7,053,923,232
                                                                  ----------------
                                                                  ----------------
   Net asset value, offering price and redemption price per
      share ($7,053,923,232 / 7,053,944,335 shares of $.001
      par value common stock issued and outstanding)                        $1.00
                                                                  ----------------
                                                                  ----------------

    12                                     See Notes to Financial Statements

       Prudential Core Investment Fund      Taxable Money Market Series
             Statement of Operations

                                                                        Year
                                                                       Ended
                                                                  January 31, 2003
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                         $132,675,999
                                                                  ----------------
Expenses
   Management fee                                                      1,600,000
   Custodian's fees and expenses                                         235,000
   Transfer agent's fees and expenses                                    101,000
   Legal fees and expenses                                                62,000
   Trustees' fees                                                         42,000
   Audit fee                                                              29,000
   Reports to shareholders                                                25,000
   Miscellaneous                                                          73,348
                                                                  ----------------
      Total expenses                                                   2,167,348
                                                                  ----------------
Net investment income                                                130,508,651
                                                                  ----------------
REALIZED GAIN ON INVESTMENTS
Net realized gain on investment transactions                              30,881
                                                                  ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $130,539,532
                                                                  ----------------
                                                                  ----------------

    See Notes to Financial Statements                                     13

       Prudential Core Investment Fund      Taxable Money Market Series
             Statement of Changes in Net Assets

                                                   Year Ended January 31,
                                         ------------------------------------------
                                               2003                   2002
-----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                 $    130,508,651       $    193,619,252
   Net realized gain on investment
   transactions                                    30,881              2,240,644
                                         ----------------    ----------------------
   Net increase in net assets
   resulting from operations                  130,539,532            195,859,896
                                         ----------------    ----------------------
Dividends and distributions (Note 1)         (130,560,635)          (195,859,896)
                                         ----------------    ----------------------
Series share transactions (at $1 per
share)
   Net proceeds from shares subscribed     44,654,738,558         38,639,081,254
   Net asset value of shares issued to
      shareholders in reinvestment of
      dividends and distributions             131,203,483            191,863,296
   Cost of shares reacquired              (44,456,700,889)       (34,860,277,239)
                                         ----------------    ----------------------
   Net increase in net assets from
      Series share transactions               329,241,152          3,970,667,311
                                         ----------------    ----------------------
Total increase                                329,220,049          3,970,667,311
NET ASSETS
Beginning of year                           6,724,703,183          2,754,035,872
                                         ----------------    ----------------------
End of year(a)                           $  7,053,923,232       $  6,724,703,183
                                         ----------------    ----------------------
                                         ----------------    ----------------------
------------------------------
(a) Includes undistributed net
investment income of                     $             --       $         21,103
                                         ----------------    ----------------------

    14                                     See Notes to Financial Statements

       Prudential Core Investment Fund      Taxable Money Market Series
             Notes to Financial Statements

      Prudential Core Investment Fund (the 'Fund') is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Fund consists of six series--the Taxable Money Market Series (the 'Series'), the Short-Term Bond Series, the Short-Term Municipal Bond Series, the National Municipal Money Market Series, the Government Money Market Series and the Treasury Money Market Series. The Short-Term Bond Series, the Short-Term Municipal Bond Series, the National Municipal Money Market Series, the Government Money Market Series and the Treasury Money Market Series have not yet commenced operations. The investment objective of the Series is current income consistent with the preservation of capital and the maintenance of liquidity. The Series invests primarily in money market instruments maturing in 13 months or less whose ratings are within the two highest short-term ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality as determined by the Series' investment advisors. The ability of the issuers of the securities held by the Series to meet their obligations may be affected by economic developments in a specific industry or region.

      Shares of the Series are available only to investment companies managed by Prudential Investments LLC ('PI') and certain investment advisory clients of the subadvisor. At January 31, 2003, 100% of the shares outstanding were owned by such entities.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund and the Series in the preparation of its financial statements.

      Securities Valuation:    The Series values portfolio securities at
amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

      Repurchase Agreements:    In connection with transactions in repurchase
agreements with U.S. financial institutions, it is the Fund's policy that its custodian or designated subcustodians, as the case may be under triparty repurchase agreements, takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
                                                                          15

       Prudential Core Investment Fund      Taxable Money Market Series
             Notes to Financial Statements Cont'd.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Federal Income Taxes:    For federal income tax purposes, each series in
the Fund is treated as a separate taxpaying entity. It is the Series' policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

      Dividends and Distributions:    The Series declares all of its net
investment income and net realized short-term capital gains or losses, if any, as dividends daily to its shareholders of record at the time of such declaration. Payment of dividends is made monthly. The Series does not expect to realize long-term capital gains or losses.

Note 2. Agreements
The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor's performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'). The subadvisory agreement provides that the subadvisor will furnish investment advisory services in connection with the management of the Fund. In connection therewith, the subadvisor is obligated to keep certain books and records of the Fund. PI pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      For its services, PI will be reimbursed for its direct costs, exclusive of any profit or overhead. The costs are accrued daily and paid monthly. For the year ended January 31, 2003, the costs were at an annual rate of .023% of the Series' average daily net assets.

      PI and PIM are indirect, wholly owned subsidiaries of Prudential Financial, Inc. ('Prudential').

Note 3. Other Transactions with Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PI and a wholly-owned subsidiary of Prudential, serves as the Series' transfer agent. During the year ended January 31, 2003, the Series incurred fees of approximately $100,000 for the services of PMFS. As of January 31, 2003, approximately $8,300 of such fees were due to PMFS.

       Prudential Core Investment Fund      Taxable Money Market Series
             Notes to Financial Statements Cont'd.

Note 4. Distributions and Tax Information
For the years ended January 31, 2003 and January 31, 2002, the tax character of dividends paid of $130,560,635 and $195,859,896, respectively, was ordinary income.
                                                                          17

       Prudential Core Investment Fund      Taxable Money Market Series
             Financial Highlights

                                                                              September
                                                                             18, 2000(a)
                                               Year Ended January 31,          Through
                                             ---------------------------     January 31,
                                                2003            2002            2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period         $      1.00     $      1.00     $      1.00
                                             -----------     -----------     -----------
Net investment income and net realized
gains                                                .02             .04             .02
Dividends and distributions to
shareholders                                        (.02)           (.04)           (.02)
                                             -----------     -----------     -----------
Net asset value, end of period               $      1.00     $      1.00     $      1.00
                                             -----------     -----------     -----------
                                             -----------     -----------     -----------
TOTAL RETURN(b):                                    1.85%           4.12%           2.50%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)              $ 7,053,923     $ 6,724,703     $ 2,754,036
Average net assets (000)                     $ 7,105,089     $ 5,289,046     $ 2,150,413
Ratios to average net assets:
   Expenses                                         0.03%           0.03%           0.03%(c)
   Net investment income                            1.84%           3.66%           6.58%(c)

------------------------------
(a) Commencement of investment operations.
(b) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than a full year are not annualized.
(c) Annualized.

    18                                     See Notes to Financial Statements

       Prudential Core Investment Fund      Taxable Money Market Series
             Report of Independent Accountants

To the Shareholders and Board of Trustees of Prudential Core Investment Fund--
Taxable Money Market Series

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Prudential Core Investment Fund--Taxable Money Market Series (the 'Fund') at January 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at January 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
March 18, 2003
                                                                          19

Prudential Core Investment Fund      Taxable Money Market Series
                                      www.prudential.com (800) 225-1852

             Management of the Fund (Unaudited)

      Information pertaining to the Trustees of the Fund is set forth below. Trustees who are not deemed to be 'interested persons' of the Fund as defined in the Investment Company Act of 1940, as amended (the Investment Company Act or the 1940 Act) are referred to as 'Independent Trustees.' Trustees who are deemed to be 'interested persons' of the Fund are referred to as 'Interested Trustees.' 'Fund Complex' consists of the Fund and any other investment companies managed by Prudential Investments LLC
      (PI).

      Independent Trustees
      --------------------

                                                                                 Term of Office
                                                            Position             and Length of
                       Name, Address** and Age              With Fund             Time Served
                       -------------------------------------------------------------------------
                       Delayne Dedrick Gold (64)            Trustee                since 1999

                       Robert E. La Blanc (69)              Trustee                since 1999

                       Robin B. Smith (63)                  Trustee                since 1999

                       Stephen Stoneburn (59)               Trustee                since 1999

                       Nancy H. Teeters (72)                Trustee                since 1999
                                                                                                     Number of
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                  Trustee
                       ----------------------------------------------------------------------------------------
                       Delayne Dedrick Gold (64)        Marketing Consultant (since 1982);              88
                                                        formerly Senior Vice President and
                                                        Member of the Board of Directors,
                                                        Prudential Bache Securities, Inc.

                       Robert E. La Blanc (69)          President (since 1981) of Robert E.             77
                                                        La Blanc Associates, Inc.
                                                        (telecommunications); formerly
                                                        General Partner at Salomon Brothers
                                                        and Vice-Chairman of Continental
                                                        Telecom; Trustee of Manhattan
                                                        College.

                       Robin B. Smith (63)              Chairman of the Board (since January            69
                                                        2003) of Publishers Clearing House
                                                        (direct marketing), formerly Chairman
                                                        and Chief Executive Officer (August
                                                        1996-January 2003) of Publishers
                                                        Clearing House.

                       Stephen Stoneburn (59)           President and Chief Executive Officer           75
                                                        (since June 1996) of Quadrant Media
                                                        Corp. (a publishing company);
                                                        formerly President (June 1995-June
                                                        1996) of Argus Integrated Media,
                                                        Inc.; Senior Vice President and
                                                        Managing Director (January 1993-1995)
                                                        of Cowles Business Media and Senior
                                                        Vice President of Fairchild
                                                        Publications, Inc. (1975-1989).

                       Nancy H. Teeters (72)            Economist; formerly Vice President              71
                                                        and Chief Economist of International
                                                        Business Machines Corporation;
                                                        formerly Director of Inland Steel
                                                        Industries (July 1984-1999); formerly
                                                        Governor of the Federal Reserve
                                                        (September 1978-June 1984).

                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age               by the Trustee****
                       -------------------------------------------------------------
                       Delayne Dedrick Gold (64)                     --

                       Robert E. La Blanc (69)          Director of Storage
                                                        Technology Corporation
                                                        (technology) (since 1979),
                                                        Chartered Semiconductor Ltd.
                                                        (Singapore) (since 1998);
                                                        Titan Corporation
                                                        (electronics) (since 1995),
                                                        Computer Associates
                                                        International, Inc. (since
                                                        2002) (software company);
                                                        Director (since 1999) of
                                                        First Financial Fund, Inc.
                                                        and Director (since April
                                                        1999) of The High Yield Plus
                                                        Fund, Inc.

                       Robin B. Smith (63)              Director of BellSouth
                                                        Corporation (since 1992),
                                                        and Kmart Corporation
                                                        (retail) (since 1996).

                       Stephen Stoneburn (59)                        --

                       Nancy H. Teeters (72)                         --

    20                                                                    21

       Prudential Core Investment Fund     Taxable Money Market Series
                                           www.prudential.com (800) 225-1852

             Management of the Fund (Unaudited) Cont'd.

                                                                                 Term of Office
                                                            Position             and Length of
                       Name, Address** and Age              With Fund             Time Served
                       ----------------------------------------------------------------------------------------
                       Clay T. Whitehead (64)               Trustee                since 1999
                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                                   Fund Complex
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                  Trustee
                       ---------------------------------------------------------------------------------------
                       Clay T. Whitehead (64)           President (since 1983) of National              94
                                                        Exchange Inc. (new business
                                                        development firm).


                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age               by the Trustee****
                       ------------------------------------------------------------
                       Clay T. Whitehead (64)           Director (since 2000) of
                                                        First Financial Fund, Inc.
                                                        and Director (since 2000) of
                                                        The High Yield Plus Fund,
                                                        Inc.

       Interested Trustees
       -------------------

                                                                                 Term of Office
                                                            Position             and Length of
                       Name, Address** and Age              With Fund             Time Served
                       -------------------------------------------------------------------------
                       Robert F. Gunia (56)*                Trustee and            since 1999
                                                            Vice President

                       David R. Odenath, Jr. (46)*D         Trustee and            since 1999
                                                            President
                                                                                                     Number of
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                  Trustee
                       ------------------------------------------------------------------------------------------
                       Robert F. Gunia (56)*            Executive Vice President and Chief              116
                                                        Administrative Officer (since June
                                                        1999) of PI; Executive Vice President
                                                        and Treasurer (since January 1996) of
                                                        PI; President (since April 1999) of
                                                        Prudential Investment Management
                                                        Services LLC (PIMS); Corporate Vice
                                                        President (since September 1997) of
                                                        The Prudential Insurance Company of
                                                        America; formerly Senior Vice
                                                        President (March 1987-May 1999) of
                                                        Prudential Securities Incorporated
                                                        (PSI); formerly Chief Administrative
                                                        Officer (July 1989-September 1996),
                                                        Director (January 1989-September
                                                        1996) and Executive Vice President,
                                                        Treasurer and Chief Financial Officer
                                                        (June 1987-December 1996) of
                                                        Prudential Mutual Fund Management,
                                                        Inc. (PMF).

                       David R. Odenath, Jr. (46)*D     Formerly President, Chief Executive             116
                                                        Officer, Chief Operating Officer and
                                                        Officer-In-Charge (1999-2003) of PI;
                                                        Senior Vice President (since June
                                                        1999) of Prudential. Formerly Senior
                                                        Vice President (August 1993-May 1999)
                                                        of PaineWebber Group, Inc.

                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age               by the Trustee****
                       -------------------------------------------------------------
                       Robert F. Gunia (56)*            Vice President and Director
                                                        (since May 1989) of The Asia
                                                        Pacific Fund, Inc.

                       David R. Odenath, Jr. (46)*D                  --

    22                                                                    23

     Prudential Core Investment Fund      Taxable Money Market Series
                                          www.prudential.com   (800) 225-1852

             Management of the Fund (Unaudited) Cont'd.

                                                                                 Term of Office
                                                            Position             and Length of
                       Name, Address** and Age              With Fund             Time Served
                       -------------------------------------------------------------------------
                       Judy A. Rice (55)*D                  Trustee and            since 2000
                                                            Vice President
                                                                                                     Number of
                                                                                                   Portfolios in
                                                                                                   Fund Complex
                                                                Principal Occupations               Overseen by
                       Name, Address** and Age                   During Past 5 Years                  Trustee
                       ------------------------------------------------------------------------------------------
                       Judy A. Rice (55)*D              President, Chief Executive Officer              98
                                                        and Officer-In-Charge (since 2003) of
                                                        PI; formerly various positions to
                                                        Senior Vice President (1992-1999) of
                                                        Prudential Securities; and various
                                                        positions to Managing Director
                                                        (1975-1992) of Salomon Smith Barney;
                                                        Member of Board of Governors of the
                                                        Money Management Institute.

                                                                   Other
                                                             Directorships Held
                       Name, Address** and Age               by the Trustee****
                       ------------------------------------------------------------
                       Judy A. Rice (55)*D                           --


      Information pertaining to the officers of the Fund is set forth below.

       Officers
       --------

                                                                                 Term of Office
                                                            Position             and Length of
                       Name, Address** and Age              With Fund             Time Served
                       -------------------------------------------------------------------------
                       Grace C. Torres (43)                 Treasurer and          since 1999
                                                            Principal
                                                            Financial and
                                                            Accounting
                                                            Officer

                       Jonathan D. Shain (44)               Secretary              since 2001

                                                                Principal Occupations
                       Name, Address** and Age                   During Past 5 Years
                       -----------------------------------------------------------------------
                       Grace C. Torres (43)             Senior Vice President (since January
                                                        2000) of PI; formerly First Vice
                                                        President (December 1996-January
                                                        2000) of PI and First Vice President
                                                        (March 1993-1999) of PSI.

                       Jonathan D. Shain (44)           Vice President and Corporate Counsel
                                                        (since August 1998) of the Prudential
                                                        Insurance Company of America;
                                                        formerly Attorney with Fleet Bank,
                                                        N.A. (January 1997-July 1988) and
                                                        Associate Counsel (August
                                                        1994-January 1997) of New York Life
                                                        Insurance Company.


    24                                                                    25

     Prudential Core Investment Fund      Taxable Money Market Series
                                          www.prudential.com  (800) 225-1852

             Management of the Fund (Unaudited) Cont'd.

                                                                                 Term of Office
                                                            Position             and Length of
                       Name, Address** and Age              With Fund             Time Served
                       -------------------------------------------------------------------------
                       Marguerite E.H. Morrison (47)        Assistant              since 2002
                                                            Secretary

                       Maryanne Ryan (38)                   Anti-Money             since 2002
                                                            Laundering
                                                            Compliance
                                                            Officer
                                                                Principal Occupations
                       Name, Address** and Age                   During Past 5 Years
                       -----------------------------------------------------------------------
                       Marguerite E.H. Morrison (47)    Vice President and Chief Legal
                                                        Officer-Mutual Funds and Unit
                                                        Investment Trusts (since August 2000)
                                                        of the Prudential Insurance Company
                                                        of America; Senior Vice President and
                                                        Assistant Secretary (since February
                                                        2001) of PI; Vice President and
                                                        Assistant Secretary of PIMS (since
                                                        October 2001), previously Vice
                                                        President and Associate General
                                                        Counsel (December 1996-February 2001)
                                                        of PI and Vice President and
                                                        Associate General Counsel (September
                                                        1987-September 1996) of PSI.

                       Maryanne Ryan (38)               Vice President, Prudential (since
                                                        November 1998); First Vice President
                                                        of PSI (March 1997-May 1998)

------------------

    * 'Interested' Trustees, as defined in the 1940 Act, by reason of affiliation with the Manager (as defined below), the Subadviser (as defined below) or the
      Distributor (as defined below).
    D On March 4, 2003, Ms. Rice was elected to serve as the President of the Fund. Mr.
      Odenath continues to serve as a Trustee
   ** Unless otherwise noted, the address of the Trustees and Officers is c/o:
      Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark,
      New Jersey 07102.
  *** There is no set term of office for Trustees and Officers. The Independent
      Trustees have adopted a retirement policy, which calls for the retirement of
      Trustees on December 31 of the year in which they reach the age of 75. The table shows the number of years for which they have served as Trustees and/or Officer.
 **** This column includes only directorships of companies required to register, or file reports with the SEC under the Securities and Exchange Act of 1934 (i.e.,
      'public companies') or other investment companies registered under the 1940 Act.

Additional information about the Fund's Trustees is included in the Fund's Statement of Additional Information which is available without charge, upon request, by calling (800) 225-1852 or (732) 482-7555 (Calling from outside the U.S.)

    26                                                                    27